Business Combinations (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
Estimated values of the assets acquired and liabilities assumed are as follows:

(Dollars in thousands)
Assets of acquired bank:
Cash and cash equivalents	$16,215
Securities available for sale	3,785
Loans	259,606
Premises and equipment	7,672
Goodwill	18,034
Core deposit intangible	1,615
Bank owned life insurance	5,001
Federal Home Loan Bank stock	1,431
Other assets	2,512

Total assets acquired	$315,871

Liabilities of acquired bank:
Deposits	$260,155
Other liabilities	4,751

Total liabilities assumed	$264,906

Common stock issued @ $21.53 per share	$50,861

Cash paid	$104